Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 5,937	$ 10,213
Accounts receivable, net	2,568	5,361
Prepaid expenses and other	6,587	16,862
Total current assets	15,092	32,436
Current liabilities:
Accounts payable	11,318	20,969
Accounts payable to related party	320,664	139,092
Accrued liabilities	30,212	52,918
Note payable to related party	1,200,000	1,200,000
Accrued liabilities to related parties	134,241	70,481
Deferred revenue	16,207	11,207
Derivative liabilities	0	22,000
Total current liabilities	1,712,642	1,516,667
Stockholders deficit:
Undesignated preferred stock, $.001 par value, 9,999,942 shares authorized, none issued and outstanding	0	0
Series C Convertible Non-Redeemable preferred stock, $.001 par value, 48 shares authorized, issued and outstanding at December 31, 2011 and 2010; $12,500 per share liquidation preference ($600,000 aggregate liquidation preference at December 31, 2011)	0	0
Series D Convertible Non-Redeemable preferred stock, $.001 par value, 10 and -0- shares authorized, issued and outstanding at December 31, 2011 and 2010, respectively; $8,725 per share liquidation preference ($87,250 aggregate liquidation preference at December 31, 2011)	0	0
Common stock, $.001 par value, 50,000,000 shares authorized, 46,033,565 and 26,033,565 shares issued and outstanding at December 31, 2011 and 2010, respectively	46,034	26,034
Additional paid-in capital	22,400,286	22,160,286
Accumulated deficit	(24,143,870)	(23,670,551)
Total stockholders deficit	(1,697,550)	(1,484,231)
Total liabilities and stockholders deficit	$ 15,092	$ 32,436